ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2021
ACCOUNTS RECEIVABLE, NET
Schedule of Accounts Receivable, Net

	As of December 31,
	2020	2021
	RMB	RMB

Accounts receivable	27,219	37,008
Less: Allowance for doubtful accounts	(6,247)	(11,406)
Accounts receivable, net	20,972	25,602

Allowance for doubtful accounts:

	As of December 31,
	2020	2021
	RMB	RMB

Balance at beginning of year	(2,993)	(6,247)
Addition	(7,857)	(6,930)
Written off	4,603	1,771
Balance at end of year	(6,247)	(11,406)